Schedule of Investments (unaudited) October 31, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
Aristocrat Leisure Ltd.	74,904	$1,777,917
Australia & New Zealand Banking Group Ltd.	15,254	249,918
BHP Group Ltd.	97,776	2,348,599
BlueScope Steel Ltd.	13,300	133,931
Brambles Ltd.	30,194	226,054
Cochlear Ltd.	10,328	1,319,336
Commonwealth Bank of Australia	1,829	122,629
CSL Ltd.	13,118	2,348,324
Dexus	111,887	557,544
Fortescue Metals Group Ltd.	98,612	929,024
Glencore PLC	343,434	1,968,931
GPT Group (The)	206,239	569,955
IDP Education Ltd.	3,495	65,939
Insurance Australia Group Ltd.	20,008	62,804
Lendlease Corp. Ltd.	9,283	51,621
Lottery Corp. Ltd. (The)(a)	179,944	493,653
Macquarie Group Ltd.	45,022	4,884,112
Medibank Pvt Ltd.	235,474	424,010
Mineral Resources Ltd.	3,826	179,370
Mirvac Group	106,741	141,428
National Australia Bank Ltd.	46,880	973,793
Qantas Airways Ltd.(a)	217,320	812,074
REA Group Ltd.	5,187	402,023
Rio Tinto Ltd.	3,370	191,246
Rio Tinto PLC	30,567	1,597,481
Stockland	364,939	840,855
Suncorp Group Ltd.	10,258	75,037
Transurban Group	12,981	110,117
Vicinity Ltd.	321,538	400,850
Wesfarmers Ltd.	77,212	2,240,617
Westpac Banking Corp.	5,021	77,529
Woodside Energy Group Ltd.	22,407	518,015

		27,094,736

Austria — 0.2%
Erste Group Bank AG	2,965	73,072
Verbund AG	9,990	782,565

		855,637

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	23,246	1,162,774
KBC Group NV	6,739	337,730
Umicore SA	43,100	1,420,831

		2,921,335

Canada — 12.0%
Algonquin Power & Utilities Corp.	64,191	710,537
Alimentation Couche-Tard Inc.	45,649	2,043,960
ARC Resources Ltd.	30,457	428,792
Bank of Montreal	26,059	2,400,370
Bank of Nova Scotia (The)	74,463	3,599,214
BlackBerry Ltd.(a)	41,440	192,546
Brookfield Asset Management Inc., Class A	38,194	1,512,509
Canadian Imperial Bank of Commerce	44,904	2,039,278
Canadian National Railway Co.	15,316	1,814,513
Canadian Pacific Railway Ltd.	13,799	1,028,683
CGI Inc.(a)	4,842	390,033
Empire Co. Ltd., Class A, NVS	26,032	668,786
Enbridge Inc.	148,452	5,784,000
Franco-Nevada Corp.	28,851	3,564,788
Hydro One Ltd.(b)	2,864	71,813

Security	Shares	Value

Canada (continued)
Loblaw Companies Ltd.	2,534	$207,616
Metro Inc.	1,689	88,482
Northland Power Inc.	51,684	1,503,838
Nutrien Ltd.	9,012	761,457
Parkland Corp.	36,313	734,070
Restaurant Brands International Inc.	37,507	2,228,643
Royal Bank of Canada	76,394	7,068,274
Shopify Inc., Class A(a)	40,665	1,394,254
Sun Life Financial Inc.	60,588	2,573,217
TELUS Corp.	17,138	357,893
Toronto-Dominion Bank (The)	22,445	1,436,473
Tourmaline Oil Corp.	3,142	177,032
West Fraser Timber Co. Ltd.	3,218	241,619

		45,022,690

Denmark — 3.3%
Carlsberg AS, Class B	456	53,692
Chr Hansen Holding A/S	2,232	123,968
Coloplast A/S, Class B	723	80,593
Danske Bank A/S	77,149	1,244,489
DSV A/S	30,841	4,167,490
Novo Nordisk A/S, Class B	42,384	4,608,465
Novozymes A/S, Class B	24,470	1,284,444
Vestas Wind Systems A/S	47,531	937,010

		12,500,151

Finland — 1.1%
Fortum OYJ	30,911	435,050
Neste OYJ	4,921	215,680
Nordea Bank Abp	176,530	1,686,306
UPM-Kymmene OYJ	19,446	653,725
Wartsila OYJ Abp	166,483	1,134,960

		4,125,721

France — 9.7%
Air Liquide SA	5,446	712,411
Airbus SE	3,396	367,460
Alstom SA	11,057	227,567
Amundi SA(b)	10,360	488,784
AXA SA	60,060	1,483,174
BioMerieux	10,220	904,250
BNP Paribas SA	21,459	1,006,296
Bollore SE	105,686	528,593
Capgemini SE	10,500	1,720,852
Carrefour SA	58,538	942,195
Cie. de Saint-Gobain	16,380	669,630
Covivio	1,000	53,542
Danone SA	3,504	174,147
Dassault Systemes SE	25,760	863,443
Electricite de France SA	43,297	511,335
Engie SA	28,771	373,832
EssilorLuxottica SA	2,660	420,621
Gecina SA	4,060	361,965
Getlink SE	57,199	905,145
Hermes International	401	519,048
Ipsen SA	5,180	532,337
Klepierre SA	27,447	551,637
La Francaise des Jeux SAEM(b)	4,032	131,397
Legrand SA	33,880	2,581,812
L’Oreal SA	8,122	2,550,342
LVMH Moet Hennessy Louis Vuitton SE	6,860	4,328,623
Remy Cointreau SA	560	85,645

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Renault SA(a)	8,820	$271,561
Sanofi	34,860	2,999,975
Sartorius Stedim Biotech	1,052	333,840
Schneider Electric SE	21,489	2,717,420
SEB SA	1,540	100,256
Societe Generale SA	21,419	491,288
Sodexo SA	7,649	677,566
Teleperformance	4,340	1,162,816
TotalEnergies SE	49,964	2,725,704
Worldline SA/France(a)(b)	23,100	1,008,233

		36,484,742

Germany — 4.8%
adidas AG	2,416	235,838
Allianz SE, Registered	18,239	3,281,277
Commerzbank AG(a)	13,244	105,816
Delivery Hero SE(a)(b)	3,647	120,019
Deutsche Bank AG, Registered	11,369	108,366
Deutsche Post AG, Registered	16,834	595,078
HeidelbergCement AG	23,335	1,073,101
Henkel AG & Co. KGaA	4,753	279,025
KION Group AG	4,760	105,531
Mercedes-Benz Group AG	11,268	652,209
Merck KGaA	5,132	836,336
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,811	2,061,915
Puma SE	16,599	733,856
Rational AG	140	78,918
SAP SE	36,304	3,494,360
Siemens AG, Registered	22,807	2,490,729
Siemens Healthineers AG(b)	17,808	815,830
Telefonica Deutschland Holding AG	115,069	250,724
United Internet AG, Registered(c)	16,081	300,603
Zalando SE(a)(b)	9,784	225,503

		17,845,034

Hong Kong — 2.0%
AIA Group Ltd.	448,000	3,393,506
Budweiser Brewing Co. APAC Ltd.(b)	490,000	1,031,314
Futu Holdings Ltd., ADR(a)(d)	1,220	41,309
Hang Lung Properties Ltd.	206,000	259,140
Hang Seng Bank Ltd.	53,400	751,754
Hong Kong Exchanges & Clearing Ltd.	24,200	642,355
MTR Corp. Ltd.	100,000	440,019
Sands China Ltd.(a)	42,000	73,426
SITC International Holdings Co. Ltd.	18,000	29,480
Swire Pacific Ltd., Class A	106,500	706,469
WH Group Ltd.(b)	260,000	131,303

		7,500,075

Ireland — 0.2%
CRH PLC	13,283	478,425
Kerry Group PLC, Class A	840	72,958
Smurfit Kappa Group PLC	3,640	120,495

		671,878

Israel — 0.2%
Bank Leumi Le-Israel BM	38,224	364,647
Bezeq The Israeli Telecommunication Corp.. Ltd.	22,715	40,211
Nice Ltd.(a)	950	179,046
Wix.com Ltd.(a)	2,785	234,218
ZIM Integrated Shipping Services Ltd.	4,220	99,128

		917,250

Security	Shares	Value

Italy — 1.6%
Amplifon SpA	10,087	$250,601
DiaSorin SpA	842	110,079
Enel SpA	463,317	2,069,798
FinecoBank Banca Fineco SpA	74,066	998,083
Intesa Sanpaolo SpA	669,181	1,275,812
Telecom Italia SpA/Milano(a)	281,110	54,997
Terna—Rete Elettrica Nazionale	17,121	113,541
UniCredit SpA	84,811	1,051,763

		5,924,674

Japan — 19.2%
Advantest Corp.	22,200	1,168,643
Aeon Co. Ltd.	2,000	37,301
Ajinomoto Co. Inc.	11,200	308,036
Asahi Group Holdings Ltd.	17,100	478,470
Astellas Pharma Inc.	61,300	845,829
Azbil Corp.	2,100	57,069
Chugai Pharmaceutical Co. Ltd.	16,400	380,018
CyberAgent Inc.	155,200	1,274,995
Dai Nippon Printing Co. Ltd.	44,400	889,364
Daifuku Co. Ltd.	9,700	444,017
Daiichi Sankyo Co. Ltd.	38,600	1,235,615
Daikin Industries Ltd.	11,600	1,737,531
Daiwa House Industry Co. Ltd.	3,500	70,516
Denso Corp.	35,100	1,741,518
ENEOS Holdings Inc.	403,100	1,329,688
Fast Retailing Co. Ltd.	2,000	1,114,282
Fuji Electric Co. Ltd.	23,900	924,093
FUJIFILM Holdings Corp.	21,000	960,747
Fujitsu Ltd.	12,100	1,392,208
Hankyu Hanshin Holdings Inc.	36,600	1,087,047
Hitachi Ltd.	30,100	1,365,752
Honda Motor Co. Ltd.	205,700	4,690,469
Ibiden Co. Ltd.	15,900	535,947
Inpex Corp.	117,300	1,183,838
Ito En Ltd.	1,800	63,397
Japan Metropolitan Fund Invest	65	47,887
Japan Real Estate Investment Corp.	140	586,640
JSR Corp.	2,800	53,203
Keyence Corp.	1,100	414,772
Kirin Holdings Co. Ltd.	119,400	1,755,172
Komatsu Ltd.	48,100	942,288
Kubota Corp.	83,400	1,163,396
Kurita Water Industries Ltd.	41,600	1,522,767
Kyocera Corp.	39,200	1,898,316
Kyowa Kirin Co. Ltd.	13,100	308,527
Lasertec Corp.	2,900	407,482
M3 Inc.	8,700	259,262
Mazda Motor Corp.	18,600	125,233
McDonald’s Holdings Co. Japan Ltd.	2,900	100,680
Mitsubishi Corp.	12,800	346,738
Mitsubishi Electric Corp.	308,600	2,715,250
Mitsubishi Heavy Industries Ltd.	26,800	923,101
Murata Manufacturing Co. Ltd.	26,800	1,268,696
NEC Corp.	2,500	82,752
NGK Insulators Ltd.	120,800	1,409,260
Nidec Corp.	24,400	1,341,609
Nihon M&A Center Holdings Inc.	14,000	157,973
Nintendo Co. Ltd.	66,000	2,679,540
Nippon Building Fund Inc.	214	951,282
Nippon Express Holdings Inc.	20,600	1,035,107

2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Paint Holdings Co. Ltd.	42,000	$267,667
Nippon Prologis REIT Inc.	420	881,283
Nippon Steel Corp.	48,600	666,720
Nitori Holdings Co. Ltd.	3,300	299,036
Nitto Denko Corp.	6,600	347,726
Nomura Holdings Inc.	162,000	524,225
Nomura Research Institute Ltd.	36,500	807,752
NTT Data Corp.	42,000	608,322
Olympus Corp.	28,900	609,342
Omron Corp.	36,600	1,706,963
Ono Pharmaceutical Co. Ltd.	10,800	254,162
Panasonic Holdings Corp.	271,600	1,934,501
Recruit Holdings Co. Ltd.	10,063	309,650
Ricoh Co. Ltd.	8,600	63,019
Rohm Co. Ltd.	2,432	170,883
Sekisui Chemical Co. Ltd.	147,900	1,846,979
Sekisui House Ltd.	33,000	547,892
Seven & i Holdings Co. Ltd.	4,600	171,710
Shin-Etsu Chemical Co. Ltd.	7,000	727,510
SoftBank Corp.	12,100	119,359
Sony Group Corp.	25,200	1,699,353
Sumitomo Metal Mining Co. Ltd.	16,100	451,296
Sysmex Corp.	6,500	349,855
TDK Corp.	21,400	668,501
Terumo Corp.	40,700	1,235,204
Toray Industries Inc.	257,400	1,250,282
Toshiba Corp.	5,200	180,448
TOTO Ltd.	14,700	419,283
Toyota Industries Corp.	12,400	638,789
Toyota Motor Corp.	281,500	3,905,700
USS Co. Ltd.	33,100	499,437
Yamaha Corp.	1,700	64,182

		72,040,354

Netherlands — 3.6%
Aegon NV	17,364	80,381
Akzo Nobel NV	18,810	1,161,243
Argenx SE(a)	188	72,991
ASML Holding NV	12,121	5,685,799
ING Groep NV(a)	155,258	1,527,674
Koninklijke Ahold Delhaize NV	26,910	750,473
Koninklijke DSM NV	626	73,636
Koninklijke Philips NV	66,162	839,257
NN Group NV	47,766	2,022,529
Prosus NV	17,318	748,859
QIAGEN NV(a)	1,259	54,368
Stellantis NV	23,966	323,339

		13,340,549

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	4,474	50,847
Mercury NZ Ltd.	63,443	214,519

		265,366

Norway — 1.6%
Aker BP ASA	49,925	1,585,935
Equinor ASA	64,957	2,366,625
Norsk Hydro ASA	188,389	1,195,577
Orkla ASA	106,680	719,573

		5,867,710

Portugal — 0.2%
Galp Energia SGPS SA	80,526	817,588

Security	Shares	Value

Singapore — 1.1%
City Developments Ltd.	114,300	$616,261
DBS Group Holdings Ltd.	75,600	1,827,729
Keppel Corp. Ltd.	259,792	1,278,701
United Overseas Bank Ltd.	16,200	317,824

		4,040,515

Spain — 2.9%
Acciona SA	2,718	489,407
Amadeus IT Group SA(a)	20,650	1,077,006
Banco Bilbao Vizcaya Argentaria SA	63,358	326,851
Banco Santander SA	510,128	1,323,005
CaixaBank SA	642,114	2,129,278
Endesa SA	8,407	140,464
Grifols SA(a)	25,262	214,918
Iberdrola SA	440,923	4,483,867
Siemens Gamesa Renewable Energy SA(a)	9,740	172,677
Telefonica SA	175,056	603,452

		10,960,925

Sweden — 2.4%
Atlas Copco AB, Class A	24,640	262,989
Atlas Copco AB, Class B	9,277	89,719
Boliden AB	35,965	1,045,895
EQT AB	30,167	593,685
Evolution AB(b)	620	57,835
Fastighets AB Balder, Class B(a)	78,120	293,234
H & M Hennes & Mauritz AB, Class B	38,089	383,638
Holmen AB, Class B	2,245	81,472
Nibe Industrier AB, Class B	86,768	692,129
Skandinaviska Enskilda Banken AB, Class A	33,215	350,199
Swedbank AB, Class A	5,526	82,382
Swedish Orphan Biovitrum AB(a)	1,994	36,728
Tele2 AB, Class B	400,527	3,282,725
Telefonaktiebolaget LM Ericsson, Class B	77,074	428,481
Telia Co. AB	567,994	1,505,050

		9,186,161

Switzerland — 10.4%
ABB Ltd., Registered	149,107	4,140,746
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	130	1,247,615
Chocoladefabriken Lindt & Spruengli AG, Registered	1	97,189
Coca-Cola HBC AG, Class DI	8,960	195,716
Credit Suisse Group AG, Registered	127,333	527,472
Geberit AG, Registered	140	62,235
Givaudan SA, Registered	586	1,750,346
Nestle SA, Registered	76,338	8,310,063
Novartis AG, Registered	29,583	2,392,990
Partners Group Holding AG	846	759,355
Roche Holding AG, Bearer	4,404	1,787,540
Roche Holding AG, NVS	26,057	8,645,664
Schindler Holding AG, Participation Certificates, NVS	1,233	201,060
SGS SA, Registered	336	740,716
Siemens Energy AG(a)	5,975	69,654
Sika AG, Registered	587	132,354
Sonova Holding AG, Registered	4,039	954,673
STMicroelectronics NV	59,857	1,861,190
Swatch Group AG (The), Bearer	870	195,497
Swiss Re AG	15,847	1,177,191
UBS Group AG, Registered	137,389	2,178,186
Zurich Insurance Group AG	3,807	1,622,444

		39,049,896

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom — 13.2%
3i Group PLC	21,545	$286,944
Anglo American PLC	21,748	651,444
Associated British Foods PLC	6,860	106,325
AstraZeneca PLC	43,754	5,133,749
Auto Trader Group PLC(b)	47,320	283,247
Aviva PLC	101,406	486,406
Barclays PLC	611,972	1,039,895
Berkeley Group Holdings PLC	25,200	1,002,641
BP PLC	478,380	2,646,686
British Land Co. PLC (The)	15,400	64,601
BT Group PLC	559,160	833,277
CNH Industrial NV	54,123	700,193
Coca-Cola Europacific Partners PLC	43,330	2,038,677
Diageo PLC	71,056	2,924,129
Entain PLC	50,540	731,140
Experian PLC	47,740	1,522,202
Ferguson PLC	13,261	1,446,227
GSK PLC	194,977	3,193,934
Haleon PLC(a)	33,047	101,337
HSBC Holdings PLC	564,868	2,898,930
Informa PLC	15,680	99,912
Intertek Group PLC	2,240	93,840
J Sainsbury PLC	324,968	724,384
JD Sports Fashion PLC	231,382	258,553
Johnson Matthey PLC	14,000	310,766
Land Securities Group PLC	34,860	227,946
Lloyds Banking Group PLC	2,122,260	1,019,251
London Stock Exchange Group PLC	8,400	728,129
NatWest Group PLC, NVS	195,130	525,544
Ocado Group PLC(a)	9,940	53,888
Prudential PLC	102,480	952,004
Reckitt Benckiser Group PLC	11,147	739,759
RELX PLC	57,451	1,543,162
Rolls-Royce Holdings PLC(a)	109,340	98,063
Segro PLC	136,220	1,225,980
Shell PLC	164,184	4,548,157
Standard Chartered PLC	70,840	423,250
Tesco PLC	154,219	380,903
Unilever PLC	103,180	4,689,979
Vodafone Group PLC	2,189,962	2,556,566
WPP PLC	14,840	130,594

		49,422,614

Total Common Stocks — 97.8% (Cost: $454,172,309)		366,855,601

Security	Shares	Value

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,360	$763,986
Henkel AG & Co. KGaA, Preference Shares, NVS	6,143	387,000
Sartorius AG, Preference Shares, NVS	288	101,546
Volkswagen AG, Preference Shares, NVS	6,640	849,929

		2,102,461

Total Preferred Stocks — 0.6% (Cost: $3,439,442)		2,102,461

Total Long-Term Investments — 98.4% (Cost: $457,611,751)		368,958,062

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	176,308	176,273
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	3,610,000	3,610,000

Total Short-Term Securities — 1.0% (Cost: $3,786,244)		3,786,273

Total Investments — 99.4% (Cost: $461,397,995)		372,744,335

Other Assets Less Liabilities — 0.6%		2,310,101

Net Assets — 100.0%		$375,054,436

(a)	Non-Income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 652,247	$ —	$(476,006	)(a)	$57	$(25)	$176,273	176,308	$1,663	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,860,000	—	(1,250,000	)(a)	—	—	3,610,000	3,610,000	25,381		—

					$57	$(25)	$3,786,273		$27,044		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	62	12/16/22	$5,443	$(191,806)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock World ex U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$47,436,022	$319,419,579	$—	$366,855,601
Preferred Stocks	—	2,102,461	—	2,102,461
Money Market Funds	3,786,273	—	—	3,786,273

	$51,222,295	$321,522,040	$—	$372,744,335

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(191,806)	$—	$—	$(191,806)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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